Prepayments and Other Current Assets	9 Months Ended
Sep. 30, 2022
Prepayments and Other Current Assets
Prepayments and Other Current Assets

7. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of
	December 31, 2021	September 30, 2022
Deductible VAT input	118,177	630,369
Prepaid rental and deposits	48,929	276,577
Prepayments to vendors	218,660	240,345
Receivables related to rebate	28,491	—
Others	68,615	326,561
Less:Allowance for Credit Losses	(2,192)	(14,172)
Total	480,680	1,459,680